Stock-based Compensation (Restricted Share Unit Plan) (Details) - Restricted Share Unit Plan - CAD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share Unit Plans: Aggregate intrinsic value
Share Unit Plans: Aggregate intrinsic value	$ 24
Employee
Share Unit Plans: Units
Share Unit Plans: Outstanding, Beginning Balance	166,275
Share Unit Plans: Granted including DRIP	184,498
Share Unit Plans: Exercised	(232)
Share Unit Plans: Forfeited	(6,589)
Share Unit Plans: Outstanding and exercisable, Ending Balance	343,952
Share Unit Plans: Weighted Average Grant Date Fair Value
Share Unit Plans: Weighted Average Grant Date Fair Value: Outstanding, Beginning Balance	$ 54.62
Share Unit Plans: Weighted Average Grant Date Fair Value: Granted including DRIP	54.66
Share Unit Plans: Weighted Average Grant Date Fair Value: Exercised	54.62
Share Unit Plans: Weighted Average Grant Date Fair Value: Forfeited	54.63
Share Unit Plans: Weighted Average Grant Date Fair Value: Outstanding and exercisable, Ending Balance	$ 54.64
Share Unit Plans: Aggregate intrinsic value
Share Unit Plans: Aggregate intrinsic value		$ 10